Derivatives - Interest Rate Cap (Details) - Interest rate cap $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) financial_institution	Dec. 31, 2019 USD ($)
Derivatives
Number of financial institutions entered into derivative contracts | financial_institution	2
Derivatives not designated as hedging instruments
Derivatives
Collateral balances held | $	$ 0.1	$ 0.2